Related Party Transactions (Details Narrative) (10-K) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 29, 2018	Oct. 17, 2017	Dec. 07, 2017	Dec. 31, 2017
Number of shares sold	206,000		1,000,000
Sales of stock price per share	$ 0.60		$ 0.30
Cash consideration				$ 413,000
Related party description		As a result of these issuances, the four accredited investors became greater than 5% shareholders.
One Accredited Investors [Member]
Number of restricted shares		2,600,000
Number of shares sold		650,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Two Accredited Investors [Member]
Number of restricted shares		2,600,000
Number of shares sold		650,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Three Accredited Investors [Member]
Number of restricted shares		2,600,000
Number of shares sold		650,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Four Accredited Investors [Member]
Number of restricted shares		2,600,000
Number of shares sold		650,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000